Critical Accounting Estimates And Judgements	9 Months Ended
Jan. 31, 2024
Critical Accounting Estimates And Judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
4.
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the condensed interim consolidated financial statements in conformity with IFRS required estimates and judgments that affect the amounts reported in the financial statements. Actual results could differ from these estimates and judgments. Estimates are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised. Estimates and judgments applied in the preparation of the condensed interim consolidated financial statements are the same as those presented in the Company’s audited annual financial statements for the year ended April 30, 2023.